Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended	68 Months Ended				12 Months Ended
	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series C Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 March 5 to July 10 [Member] Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 August 14 to December 2, 2009 [Member] Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 February 17 to July 29, 2010 [Member] Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 January 4 to July 26, 2011 [Member] Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 November 2 [Member] Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 February 1 to December 18 [Member] Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]
Exercise of Series B warrant, per share				$ 0.01
Shares issued, price per share	$ 2.59		$ 6.82		$ 0.84	$ 6.17	$ 6.17	$ 6.17	$ 6.17	$ 6.82	$ 6.82
Par value per share			$ 0.001			$ 0.001
Issuance costs	$ 24,600				$ 126,345	$ 96,979	$ 3,573	$ 5,360	$ 5,360	$ 21,893	$ 7,007
Shares issued, price per share	$ 2.59		$ 6.82		$ 0.84	$ 6.17	$ 6.17	$ 6.17	$ 6.17	$ 6.82	$ 6.82
accrued interest			$ 28,922
Par value per share		$ 0.001